Investments (Credit Losses Recognized in Earnings on Fixed Maturity Securities Held by the Company) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance, beginning of period	$ 16,675	$ 63,947	$ 47,291
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, No Previous Impairment	0	1,962	8,349
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, Additional Credit Losses	134	10,186	9,059
Other Than Temporary Impairment Credit Losses Recognized In Earnings Reductions Change In Status	(1,449)	(22,290)	0
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Reductions, Securities Sold	(3,664)	(37,130)	(752)
Balance, end of period	$ 11,696	$ 16,675	$ 63,947